Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows From Operating Activities
Net loss	$ (11,214)	$ (18,308)	$ (26,451)	$ (26,740)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	4,350	4,102	5,501	4,524
Interest accretion	375	414	549	440
Reversal of 2019 bonus accrual		(1,156)	(1,156)
Bad debt expense	(140)	250	585	499
Mark to market on warrants	137	(62)	(61)	(279)
Stock-based compensation	1,228	1,354	2,187	1,535
Amortization of deferred financing fees	110
Accrued interest - Related Parties	372
ESPP expense	86	27	55
Change in fair value of contingent consideration	(57)		(489)	(44)
Deferred income taxes			37	18
Change in estimate on collectability of accounts receivable				3,479
Asset impairment			37
Gain on DiamiR transaction	(235)
Other gains and expenses, net	(2)			(18)
Other changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	1,788	1,625	1,725	(1,102)
Decrease in other current assets	(413)	(898)	241	129
Increase in other long-term assets	(14)			11
Decrease in accounts payable	(2,084)	(1,319)	(198)	(938)
Increase in accrued salaries and bonus	(433)	129	1,976	362
Increase (decrease) in accrued liabilities	(1,349)	1,472	1,395	(1,301)
Increase in long-term liabilities	(6)	(25)	88	454
Net cash used in operating activities	(7,501)	(12,395)	(13,979)	(18,957)
Cash Flows From Investing Activity
Purchase of property and equipment	(192)	(1,275)	(1,575)	(131)
Acquisition of Biopharma, net of cash acquired				13,829
Sale of property and equipment	39			13
Net cash used in investing activities	(153)	(1,275)	(1,575)	(13,947)
Cash Flows From Financing Activities
Issuance of common stock, net of expenses	335	434	434	6,478
Issuance of Series B preferred stock, net of expenses		19,223	19,223
Issuance of preferred stock, net of expenses				25,744
Payment of CGIX note and related interest				(6,024)
Loan proceeds - related parties	7,500
Deferred financing fees	(123)
Payments on line of credit		(3,000)
(Payments) borrowings on Line of Credit			(3,000)	3,000
Cash paid for repurchase of restricted shares			(52)	(41)
Net cash provided by financing activities	7,712	16,657	16,605	29,157
Net increase (decrease) in cash, cash equivalents and restricted cash	58	2,987	1,051	(3,747)
Cash, cash equivalents and restricted cash – beginning	3,372	2,321	2,321	6,068
Cash, cash equivalents and restricted cash – ending	$ 3,430	$ 5,308	$ 3,372	$ 2,321